RIGHTS-OF-USE ASSETS AND LEASE OBLIGATIONS - Short term leases and variable lease payments (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
RIGHTS-OF-USE ASSETS AND LEASE OBLIGATIONS
Variable lease payments	₽ 691	₽ 209
Short-term leases	203	173
Total	₽ 894	₽ 382